EXPENSES BY NATURE	9 Months Ended
Sep. 30, 2021
Expenses By Nature
EXPENSES BY NATURE

14. EXPENSES BY NATURE

(a) Cost of sales consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Direct mining and milling costs (1)	5,992	5,125	18,362	13,904
Changes in inventories (2)	(425)	750	(829)	(144)
Depletion and amortization	1,809	1,269	5,372	3,204
Toll milling costs	-	-	-	234
Cost of sales	7,376	7,144	22,905	17,198

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external services and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Office and overhead	517	468	1,742	1,133
Salaries and wages	395	308	1,537	1,377
Corporate development and legal	115	245	227	519
Public company costs	40	57	156	138
Administrative expenses	1,067	1,078	3,662	3,167

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

(c) Other expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Unrealized (gain) loss on marketable securities (Note 3)	(2)	236	696	(1,244)
Unrealized loss (gain) on purchase warrants (Note 3)	14	40	120	(163)
Loss on disposal of assets	-	-	-	188
Unrealized foreign exchange (gain) loss (1)	(53)	634	219	1,507
Realized foreign exchange loss (gain)	22	(2)	(134)	8
Provision for litigation (Note 12)	22,277	-	22,277	-
Interest income	(1)	(10)	(5)	(41)
Shares issued at a discount to settle payables	-	122	-	196
Management fee income (Note 6)	(45)	(39)	(112)	(58)
Other	71	(47)	60	(26)
Other expenses	22,283	934	23,121	367

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and nine months ended September 30, 2020 are an increase to Other expense of $190 and a decrease to Other expense of $1,068, respectively.